Intangible Assets - Impairments (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Impairment				$ 685,287	$ 1,129,181
Intangible assets (Notes 5 & 8)	$ 1,503,878		$ 2,279,720	1,503,878	2,279,720		$ 3,961,742
Concordia North America | Plaquenil® | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment			219,354		260,887
Intangible assets (Notes 5 & 8)			47,089		47,089	$ 271,263
Concordia North America | Uroxatral® | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment			38,544
Intangible assets (Notes 5 & 8)			20,567		20,567
Concordia North America | Dyrenium® | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment			23,056
Intangible assets (Notes 5 & 8)			19,621		19,621
Concordia North America | Dibenzyline® | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment			10,518
Intangible assets (Notes 5 & 8)			33,342		33,342
Concordia North America | Parnate® | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment			8,009
Intangible assets (Notes 5 & 8)			7,225		7,225
Concordia North America | Ulesfia® | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment			7,457
Intangible assets (Notes 5 & 8)			0		0
Concordia International | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment	124,899	$ 301,538	188,028
Concordia International | Liothyronine Sodium | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment		128,191
Intangible assets (Notes 5 & 8)		53,969
Concordia International | Fusidic Acid | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment		83,263
Intangible assets (Notes 5 & 8)		64,956
Concordia International | Prednisolone | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment	11,141	41,679	43,521
Intangible assets (Notes 5 & 8)	4,934	16,554	58,738	4,934	58,738
Concordia International | Nefopam | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment		17,353	8,306
Intangible assets (Notes 5 & 8)		3,944	21,479		21,479
Concordia International | Alimemazine Tartrate | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment		11,185
Intangible assets (Notes 5 & 8)		8,026
Concordia International | Prochlorperazine Mesilate | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment		7,217
Intangible assets (Notes 5 & 8)		5,164
Concordia International | Dicycloverine | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment		5,060	11,835
Intangible assets (Notes 5 & 8)		$ 10,687	15,883		15,883
Concordia International | Erythromycin | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment	17,249
Intangible assets (Notes 5 & 8)	23,888			23,888
Concordia International | Cyclizine Hcl | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment	17,084
Intangible assets (Notes 5 & 8)	41,634			41,634
Concordia International | Trazodone | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment	7,271
Intangible assets (Notes 5 & 8)	3,771			3,771
Concordia International | Ergotamine Caffeine | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment	6,084
Intangible assets (Notes 5 & 8)	7,037			7,037
Concordia International | Dipipanone Cyclizine | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment	4,373		9,904
Intangible assets (Notes 5 & 8)	12,603		17,696	12,603	17,696
Concordia International | Hydralazine Hcl | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment	4,094
Intangible assets (Notes 5 & 8)	$ 8,974			$ 8,974
Concordia International | Levothyroxine Sodium | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment			61,594
Intangible assets (Notes 5 & 8)			90,159		90,159
Concordia International | Hydrocortisone | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment			26,129
Intangible assets (Notes 5 & 8)			8,042		8,042
Concordia International | Carbimazole | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment			12,088
Intangible assets (Notes 5 & 8)			63,471		63,471
Concordia International | Tranylcypromine Sulphate | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment			13,379
Intangible assets (Notes 5 & 8)			$ 13,537		$ 13,537